Schedule of Capital Expenditures by Reportable Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Capital Expenditures	$ 20,975	$ 19,021	$ 61,126	$ 60,636	$ 88,255	$ 86,416	$ 61,438
North America
Segment Reporting Information
Capital Expenditures	14,960	15,015	48,662	49,521	73,331	84,856	61,438
Europe
Segment Reporting Information
Capital Expenditures	$ 6,015	$ 4,006	$ 12,464	$ 11,115	$ 14,924	$ 1,560	$ 0